Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	3 Months Ended
Mar. 31, 2025 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	6,204,122
Granted during the period	148,663
Exercised during the period	(281,078)
Forfeited during the period	(54,550)
Ending balance	6,017,157
Vested at the balance sheet date	5,057,771
Beginning balance	€ 93.25
Granted during the period	126.98
Exercised during the period	46.66
Forfeited during the period	95.24
Ending balance	96.26
Vested at the balance sheet date	€ 92.31